Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Current assets
Cash and cash equivalents	$ 265,122	£ 193,221	£ 260,719
Contracts receivable, net	1,460,556	1,064,453	1,562,947
Contract assets, net	437,258	318,674	562,199
Retention receivables, net	141,061	102,805	213,696
Prepayments and other receivables, net	6,022,118	4,388,920	1,354,771
Investment in life insurance policies, net	420,169	306,219	319,498
Inventories, net	1,485,804	1,082,854	1,086,699
Total current assets	10,232,088	7,457,146	5,360,529
Non-current assets
Long-term investment
Property and equipment, net	3,763,414	2,742,776	3,133,563
Right-of-use assets, net	365,118	266,098	159,070
Rental deposits	21,405	15,600	30,382
Total non-current assets	4,149,937	3,024,474	3,323,015
TOTAL ASSETS	14,382,025	10,481,620	8,683,544
Current liabilities
Bank and other borrowings - current	8,397,806	6,120,322	7,766,282
Accounts payable	1,338,065	975,182	1,144,107
Contract liabilities	849,306	618,974	158,329
Accruals and other payables	921,667	671,710	643,041
Loan from related parties			671,809
Tax payable	3,153	2,298
Operating lease liabilities - current	174,575	127,230	48,106
Total current liabilities	12,147,727	8,853,263	10,434,965
Non-current liabilities
Bank and other borrowings - non-current			137,500
Operating lease liabilities - non-current	190,543	138,868	110,964
Total non-current liabilities	190,543	138,868	248,464
TOTAL LIABILITIES	12,338,270	8,992,131	10,683,429
Commitments and contingencies
SHAREHOLDERS’ (DEFICIT) EQUITY
Preferred shares (US$0.0001 par value per share; 3,000,000 authorized, nil share and 2,575,250 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	279	203	203
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized, 12,000,000 and 14,250,000 shares issued and outstanding as of June 30, 2024 and 2025 respectively)	1,593	1,161	987
Additional paid-in capital	14,942,475	10,890,076	5,108,404
Accumulated deficit	(12,812,179)	(9,337,516)	(7,261,982)
Accumulated other comprehensive income	(88,413)	(64,435)	152,503
Total shareholders' deficit	2,043,755	1,489,489	(1,999,885)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	14,382,025	10,481,620	8,683,544
Related Party [Member]
Current liabilities
Amounts due to a related party	$ 463,155	£ 337,547	£ 3,291